Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.045%
Total carrying amount	$ 299,970
Loss allowance	$ (135)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.045%
Total carrying amount	$ 4,747,974
Loss allowance	$ (2,141)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.045%
Total carrying amount	$ 66,181
Loss allowance	$ (13)